Investments in Associates and Joint Ventures - Summarized Income Statements (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statements:
Revenues	₱ 169,187	₱ 162,914	₱ 158,933
Depreciation and amortization	39,656	47,240	51,915
Interest income	1,745	1,943	1,412
Interest expense	8,730	8,307	7,830
Provision for income tax (Note 7)	9,550	3,842	1,103
NET INCOME	22,786	18,973	13,466
Other comprehensive income (loss)	(6,182)	(1,407)	2,186
TOTAL COMPREHENSIVE INCOME	16,604	17,566	15,652
Equity share in net earnings (losses) of associates and joint ventures	(1,535)	(87)	2,906
Vega Telecom Inc. [Member]
Income Statements:
Revenues	3,339	2,505	2,532
Depreciation and amortization	1,337	1,171	1,168
Interest income	64	43	28
Provision for income tax (Note 7)	216	113	(42)
NET INCOME	70	(120)	110
TOTAL COMPREHENSIVE INCOME	70	(120)	110
Equity share in net earnings (losses) of associates and joint ventures	35	(60)	55
Satventures, Inc. [Member]
Income Statements:
Revenues	7,367	7,339	6,650
Depreciation and amortization	920	936	772
Interest income	4	8	3
Interest expense	235	274	249
Provision for income tax (Note 7)	165	112	71
NET INCOME	308	142	4
TOTAL COMPREHENSIVE INCOME	308	142	4
Equity share in net earnings (losses) of associates and joint ventures	485	90	3
VIH [Member]
Income Statements:
Revenues	1,291	136
Interest income	146	14
Provision for income tax (Note 7)	(4)	(1)
NET INCOME	(4,576)	(535)
Other comprehensive income (loss)	(124)	(2)
TOTAL COMPREHENSIVE INCOME	(4,700)	(537)
Equity share in net earnings (losses) of associates and joint ventures	(2,268)	(262)
Depreciation and amortization	254	(19)
AIL [Member]
Income Statements:
Revenues	107	87	87
NET INCOME	90	(80)	59
Other comprehensive income (loss)			(1)
TOTAL COMPREHENSIVE INCOME	₱ 90	₱ (80)	₱ 58